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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-21558


                   	Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                 Pioneer Short Term Income Fund
                 Schedule of Investments  11/30/2010 (unaudited)

PrincipalFloating                                                       Value
Amount $ Rate (d)
                 CONVERTIBLE CORPORATE BONDS - 0.1 %
                 Banks - 0.1 %
                 Regional Banks - 0.0 %
260,000          National City Corp., 4.0%, 2/1/11                   $ 260,650
                 Total Banks                                         $ 260,650
                 TOTAL CONVERTIBLE CORPORATE BONDS
                 (Cost  $260,792)                                    $ 260,650
                 ASSET BACKED SECURITIES - 13.9 %
                 Materials - 0.7 %
                 Aluminum - 0.3 %
679,096    0.00  Bayview Financial Acquisition, Floating Rate Note, 5$ 630,214
342,039    0.00  Bayview Financial Acquisition, Floating Rate Note, 8  316,361
                                                                     $ 946,575
                 Steel - 0.4 %
1,092,333  0.00  Nomura Home Equity Loan, Inc., Floating Rate Note, 5$1,063,211
                 Total Materials                                     $2,009,786
                 Banks - 5.1 %
                 Diversified Banks - 0.1 %
156,595    0.00  Wells Fargo Home Equity, Floating Rate Note, 4/25/37$ 152,431
                 Thrifts & Mortgage Finance - 5.0 %
137,365    0.00  ACE 2005-HE7 A2C, Floating Rate Note, 11/25/35      $ 136,327
161,075    0.00  ACE Securities Corp., Floating Rate Note, 5/25/36     159,607
245,213    0.00  Ameriquest Mortgage Securities, Floating Rate Note,   237,039
638,035          Bear Stearns Asset B, 0.8271%, 6/25/35                607,709
249,889    0.00  Bear Stearns Asset Backed Securities, Floating Rate   244,349
569,689    0.00  Bear Stearns Asset Backed Securities, Inc., Floating  541,863
291,214    0.00  Carrington Mortgage Loan Trust, Floating Rate Note,   286,135
317,770    0.00  Carrington Mortgage Loan Trust, Floating Rate Note,   312,334
181,815    0.00  Citigroup Mortgage Loan Trust, Floating Rate Note, 7  175,608
50,856     0.00  Countrywide Asset Backed Certificates, Floating Rate  50,620
350,973    0.00  Countrywide Asset Backed Certificates, Floating Rate  181,377
1,127,109  0.00  Countrywide Asset-Back Certificates, Floating Rate N 1,055,569
330,000    0.00  Countrywide Asset-Backed Certificates, Floating Rate  303,443
612,198    0.00  Countrywide Asset-Backed Certificates, Floating Rate  594,089
594,922    0.00  Countrywide Asset-Backed Certificates, Floating Rate  582,653
421,574    5.07  Countrywide Asset-Backed Certificates, Floating Rate  405,569
241,355    0.00  CRMSI 2006-2 A3, Floating Rate Note,  9/25/36         243,134
239,000    5.68  CWL 2006-15 A2, Floating Rate Note, 10/25/46          233,240
683,287          First Franklin Mortgage Loan A, Floating Rate Note,   669,938
129,672          GSAA Trust, 0.47625%, 6/25/35                         127,109
349,490          GSAA Trust, 04.316%, 11/25/34                         352,468
350,000    0.00  GSAA Trust, Floating Rate Note, 6/25/35               328,356
106,547    0.00  GSAMP Trust, Floating Rate Note, 3/25/35              102,458
63,359     0.00  GSAMP Trust, Floating Rate Note, 8/25/36              62,211
631,199          HEMT 2004-6 M2, 5.321%, 4/25/35                       430,724
550,675          LEAF II RECEIVABLES, 3.45%, 11/20/12                  548,718
465,809          Local Insight Media Finance LLC, 5.88%, 10/23/37      209,614
52,473     0.00  Morgan Stanley ABS Capital I, Floating Rate Note, 10  52,384
419,325    0.00  Option One Mortgage Loan Trust, Floating Rate Note,   408,577
22,626     0.00  Option One Mortgage Trust, Floating Rate Note, 5/25/  21,879
141,703    0.00  Ownit Mortgage Loan Asset Back, Floating Rate Note,   141,447
1,323,737        PNMAC 2010-NPL1 A, Floating Rate Note, 5/25/50       1,272,111
761,886          Popular ABS Mortgage Pass Through Trust, 5.181%, 9/2  588,482
463,450    0.00  RAAC Series, Floating Rate Note, 6/25/35              449,117
240,000    0.67  RASC 2005-KS7 M1, Floating Rate Note,  8/25/35        226,160
221,723    0.00  SASC 2006-BC2 A2, Floating Rate Note,  9/25/36        217,522
116,968    0.00  SAST 2002-1 M1, Floating Rate Note, 1/25/32           71,694
121,246    0.00  Soundview Home Equity Loan, Floating Rate Note, 8/25  120,658
169,637          Structured Asset Securities Co., 4.67%, 3/25/35       168,789
418,985    0.00  Structured Asset Securities Co., Floating Rate Note,  409,164
387,422          SVHE 2005-3 M2, Floating Rate Note, 6/25/35           376,095
                                                                     $13,706,340
                 Total Banks                                         $13,858,771
                 Diversified Financials - 4.2 %
                 Asset Management & Custody Banks - 0.1 %
114,672          Freddie Mac Reference, 4.75%,  07/15/15             $ 115,616
566,883    0.00  SPSAC 1998-1 A1, Floating Rate Note, 3/25/28          331,205
                                                                     $ 446,821
                 Consumer Finance - 0.6 %
271,886          RFMS2 2003-HI1 M1, 5.27%, 4/25/28                   $ 233,123
1,323,472  0.00  Specialty Underwriting & Resid, Floating Rate Note,  1,298,271
                                                                     $1,531,394
                 Diversified Finance Services - 0.5 %
28,693     0.00  Asset Backed Securities Corp., Floating Rate Note, 8$ 28,658
350,000          DT Auto Owner Trust, 3.46%, 1/15/14                   349,750
138,083          DT Auto Owner Trust, 5.92%, 10/15/15                  138,441
250,000          Home Equity Asset Trust, 0.76875%, 8/25/35            238,900
417,203    0.00  Home Equity Asset Trust, Floating Rate Note, 7/25/36  402,015
254,103    0.00  JP Morgan Mortgage Acquisition, Floating Rate Note,   253,704
                                                                     $1,411,468
                 Specialized Finance - 3.0 %
706,777    0.59  Aegis Asset Backed Securities, Floating Rate Note, 9$ 650,063
607,260    0.00  Aegis Asset Backed Securities, Floating Rate Note, 3  563,311
966,992          Conseco Finance, Inc., 7.05%, 4/15/32                1,027,770
194,503    0.00  Conseco Finance, Inc., Floating Rate Note, 11/15/32   199,412
215,000          Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37      220,375
200,000          Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37      203,986
250,000          Dunkin Brands Master Finance LLC, 5.779%, 6/20/31     253,405
685,000          Dunkin Brands Master Finance LLC, 8.28%, 6/20/31 (14  692,617
566,489    0.00  Irwin Home Equity Corp., Floating Rate Note, 6/25/35  550,923
60,665           Mastr Asset Backed Sec. Trust 0.67375%  5/25/35       58,924
162,497    0.00  New Century Home Equity Loan Trust, Floating Rate No  154,508
3,275,690  0.00  New Century Home Equity Loan Trust, Floating Rate, 9 3,158,551
380,000    0.63  SLMA 2004-10 A6B, Floating Rate Note, 4/27/26         379,848
                                                                     $8,113,693
                 Total Diversified Financials                        $11,503,376
                 Government - 3.9 %
                 Government - 3.9 %
3,000,000        Fannie Mae REMICS, 5.0%, 5/15/29                    $3,137,346
346,787          FREDDIE MAC, 4.5%, 8/15/17                            358,752
742,554          Freddie Mac, 5.5%, 10/15/35                           808,480
312,006          Freddie Mac REMICS, 3.25%,  6/15/17                   318,239
1,213,038        Freddie Mac REMICS, 3.4%, 7/1/19                     1,242,697
1,566,056        Freddie Mac REMICS, 4.0%,  06/15/22                  1,631,671
366,263          Freddie Mac REMICS, 4.5%, 10/15/27                    369,637
151,380          Freddie Mac REMICS, 5.0%, 08/15/31                    156,364
1,500,000        Freddie Mac REMICS, 5.0%,  11/15/28                  1,556,955
674,518          Freddie Mac REMICS, 6.0%,  5/15/30                    685,040
98,214           Freddie Mac REMICS, 6.0%, 4/15/27                     98,503
53,214           Freddie Mac, 4.0%, 12/15/12                           54,074
48,392           Freddie Mac, 5.5%, 6/15/32                            49,063
48,392           Freddie Mac, 6.0%, 6/15/32                            49,058
39,349           Freddie Mac, 6.1%, 9/15/18                            39,850
                                                                     $10,555,729
                 Total Government                                    $10,555,729
                 TOTAL ASSET BACKED SECURITIES
                 (Cost  $38,674,486)                                 $37,927,662
                 COLLATERALIZED MORTGAGE OBLIGATIONS - 19.9 %
                 Banks - 12.3 %
117,136          ABN Amro Mortgage Corp., 4.75%, 5/25/18             $ 118,091
647,165    0.00  Bank of America Alternative Loan, Floating Rate Note  596,485
436,347          Bayview Commercial Asset Trust, 2.25625%, 4/25/38     429,471
743,022          Bayview Commercial Asset Trust, 2.50625%, 7/25/38     732,386
3,650,923        Bayview Commercial Asset Trust, 2.65868%, 7/25/37     420,221
1,386,422        Cendant Mortgage Corp., 6.25%, 3/25/32               1,381,985
607,616          Cendant Mortgage Corp., 6.25%, 6/25/32                614,734
269,750          Citigroup Commercial Mortgage, 4.639%, 5/15/43        275,771
616,618    0.00  Citigroup Commercial Mortgage, Floating Rate Note, 3  621,672
600,000    0.00  Citigroup Mortgage Loan Trust, Floating Rate Note, 9  570,000
534,874          CMLTI 2003-UP3 A1, 7.0%, 9/25/33                      547,610
295,869    0.00  CMLTI 2005-1 2A1A, Floating Rate Note, 4/25/35        178,386
502,861          CMLTI 2005-9 2SX2, 5.5%, 11/25/35                     72,571
91,602     0.00  CMOT 44 F, Floating Rate Note,  7/1/18                92,971
318,118    0.00  Countrywide Alternative Loan T, Floating Rate Note,   318,118
596,789    0.00  Countrywide Alternative Loan T, Floating Rate Note,   554,544
550,841    0.00  Countrywide Alternative Loan T, Floating Rate Note,   510,940
1,979,421        Countrywide Home Loans, Inc., 5.5%, 10/25/32         2,015,856
868,229    0.00  Deutsche Mortgage Securities I, Floating Rate Note,   868,229
194,663          Downey Savings & Loan, 0.83625%,  07/19/44            149,997
23,000,000       Extended Stay America Trust, 1.165%, 1/5/16           550,252
42,287     0.00  First Horizon Mortgage Pass-Through Trust, Floating   42,615
88,983     0.00  First Horizon Mortgage Pass-Through Trust, Floating   91,247
696,390          GE Capital Commercial, 6.531%,  05/15/33              700,029
486,334          GECMC 2005-C1 A2, 4.353%, 6/10/48                     491,122
200,000    0.00  GMAC Commercial Mortgage Securities, Floating Rate N  183,820
471,017          GS Mortgage Securities Corp. II, 4.602% , 8/10/38     474,132
72,206     0.00  Impac Cmb Trust, Floating Rate Note, 11/25/34         23,298
2,068,256  0.00  Impac Cmb Trust, Floating Rate Note, 9/25/34         1,686,117
741,000          JP Morgan Mortgage Trust, 5.5%, 1/25/35               730,728
697,610    0.00  JP Morgan Mortgage Trust, Floating Rate Note, 10/25/  691,428
68,181     0.00  JP Morgan Mortgage Trust, Floating Rate Note, 11/25/  65,833
257,730          JP Morgan Mortgage Trust, 6.0%, 8/25/36               25,759
14,226           JPMCC 2004-CB8 A2, 3.837%, 1/12/39                    14,219
625,516    0.00  LBSBC 2005- 2 A M2, Floating Rate Note, 9/25/30       155,316
350,363          LBSBC 2007- 2 A1, 5.57%, 3/25/37                      343,047
2,500,000        LBUBS 2001-C2 C, 6.975%, 9/15/34                     2,526,436
80,519           LBUBS 2005-C2 A2, 4.81%, 4/15/30                      80,559
477,362          LB-UBS Commercial Mortgage, 4.201%, 12/15/29          480,724
18,932           LB-UBS Commercial Mortgage, 6.51%, 12/15/26           18,958
275,649          MASTR Alternative Loans Trust, 4.5%, 1/25/15          273,650
504,879    0.00  Mastr Seasoned Securities Trust, Floating Rate Note,  520,154
84,148           Merrill Lynch Mortgage Trust, 4.556%, 6/12/43         86,465
369,106    0.00  Merrill Lynch/Countrywide Comm, Floating Rate Note,   370,082
322,002    0.00  MLCC Mortgage Investors, Inc., Floating Rate Note, 4  303,239
1,259,124        RAAC Series, 6.0%, 1/25/32                           1,287,133
908,326    0.00  Residential Asset Mortgage, Products, Inc., Floating  907,498
263,940    0.00  SAMI 2007-AR4 A1, Floating Rate Note, 9/25/47         258,247
235,958    0.00  SEMT 2004-10 A2, Floating Rate Note, 11/20/34         203,725
651,832          SEMT 2005-1 A2, 5.8325%, 2/20/35                      538,636
331,870    0.00  Sequoia Mortgage Trust, Floating Rate Note, 9/20/33   295,028
1,866,540        Structured Asset Mortgage, 0.75625%, 8/26/35         1,847,089
821,037    0.00  Structured Asset Mortgage Investments, Inc., Floatin  462,348
258,084    0.00  Thornburg Mortgage Securities, Inc., Floating Rate N  248,625
1,489,925  0.00  Thornburg Mortgage Securities, Inc., Floating Rate N 1,412,882
331,546          Wachovia Bank Commercial Mortgage, 4.957%, 8/15/35    341,492
500,000          Wachovia Bank Commercial Mortgage Trust, 5.606%, 4/1  504,653
109,646,3  0.00  Wachovia Bank Commercial Mortgage Trust, Floating Ra  133,736
1,367,999        Wells Fargo Mortgage Backed Securities, 4.75%, 4/25/ 1,415,512
220,144          Wells Fargo Mortgage Backed Securities, 5.0%, 11/25/  223,850
255,057          Wells Fargo Mortgage Backed Securities, 5.5%, 5/25/3  261,935
165,207    0.00  Wells Fargo Mortgage Backed Securities, Floating Rat  164,574
220,980    0.00  Wells Fargo Mortgage Backed Securities, Floating Rat  221,706
542,820          Wells Fargo Mortgage Backed Securities Trust, 5.75%,  538,122
381,468    0.00  WFMBS 2004-L A6, Floating Rate Note, 7/25/34          384,443
                                                                     $33,650,501
                 Total Banks                                         $33,650,501
                 Diversified Financials - 6.0 %
                 Asset Management & Custody Banks - 0.0 %
211,378    0.00  Jefferies & Co., Inc., Floating Rate Note, 5/26/37  $ 210,790
                 Diversified Finance Services - 5.1 %
1,372,440  0.00  American Home Mortgage Investment Corp., Floating Ra$1,258,625
1,228,551  0.00  American Home Mortgage Investment Corp., Floating Ra  800,198
391,241    0.00  Banc of America Mortgage, Floating Rate Note, 7/25/3  384,012
1,653,377  0.00  Banc of America Mortgage, Floating Rate Note, 9/25/3 1,677,935
282,771    0.00  Banc of America Mortgage Securities, Floating Rate N  279,316
567,781    0.00  Banc of America Mortgage Securities, Floating Rate N  552,030
257,132          Banc of America Mortgage Securities, Inc., 5.0%, 8/2  257,272
197,285    0.00  Bear Stearns Alt-A Trust, Floating Rate Note, 11/25/  163,796
333,938          Citicorp Mortgage Securities I, 5.5%, 3/25/35         343,382
326,250          MLMI 2005-A2 A4, 4.48%, 2/25/35                       327,980
568,238          MORGAN STANLEY DW, 4.25%, 12/13/41                    578,401
566,508    0.00  RALI 2004-QS16 1A1, Floating Rate Note, 12/25/34      553,715
361,884          Residential Accredit, 4.5, 4/25/34                    357,489
290,166    0.00  Residential Accredit FLT, Floating Rate Note, 1/25/3  272,650
816,958    0.00  Residential Accredit FLT, Floating Rate Note 1/25/34  821,850
3,727,734        Residential Accredit Loans, Inc., 5.0%, 8/25/18      3,767,092
747,696          Residential Accredit Loans, Inc., 5.75%, 10/25/33     751,011
717,771    0.00  Residential Accredit Loans, Inc., Floating Rate Note  702,191
78,074           Vericrest Opportunity Loan Tra, 4.25%, 5/25/39        78,074
                                                                     $13,927,019
                 Investment Banking & Brokerage - 0.7 %
153,792    0.00  Bear Stearns Commercial Mortgage, Floating Rate Note$ 154,604
810,000          Bear Stearns Commercial Mortgage Securities, 6.63%,   817,614
939,326    0.00  Lehman Brothers Floating Rate Note, 5.56%, 9/15/21 (  864,771
                                                                     $1,836,989
                 Specialized Finance - 0.2 %
430,476    0.00  Indymac Index Mortgage Loan Trust, Floating Rate Not$ 420,532
                 Total Diversified Financials                        $16,395,330
                 Real Estate - 1.5 %
                 Mortgage Real Estate Investment Trusts - 1.5 %
592,556          Credit Suisse First Boston Mortgage, 6.51%, 2/15/34 $ 592,737
427,441          Credit Suisse First Boston Mortgage, 7.5%, 5/25/32    438,247
320,567    0.00  Credit Suisse First Boston Mortgage, Floating Rate N  304,906
100,000    0.00  Credit Suisse First Boston Mortgage, Securities Corp  92,940
2,123,623        CS First Boston Mortgage Security, 7.13%, 11/15/30   2,184,353
212,584    0.00  CS First Boston Mortgage Security, Floating Rate Not  199,825
109,146    0.00  CS First Boston Mortgage Security, Floating Rate Not  23,984
253,217          CSFB 2004-C2 A1, 3.819%, 5/15/36                      256,737
                                                                     $4,093,729
                 Total Real Estate                                   $4,093,729
                 Government - 0.1 %
2,486            Freddie Mac, 4.0%, 4/15/22                          $  2,488
380,065          GSR Mortgage Loan Trust, 4.1408%, 6/25/34             377,374
                                                                     $ 379,862
                 Total Government                                    $ 379,862
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost  $56,527,378)                                 $54,519,422
                 CORPORATE BONDS - 25.3 %
                 Energy - 2.4 %
                 Integrated Oil & Gas - 0.2 %
500,000          BP Capital Markets PLC, 3.125%, 3/10/12             $ 511,371
                 Oil & Gas Equipment And Services - 0.3 %
500,000    0.00  Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)$ 435,000
2,134,000 11.99  Sevan Marine ASA, Floating Rate Note, 10/24/12 (144A  359,688
                                                                     $ 794,688
                 Oil & Gas Exploration & Production - 0.6 %
250,000          Ras Laffan LNG 3, 4.5%, 9/30/12 (144A)              $ 262,507
250,000          Ras Laffan LNG 3, 5.5%, 9/30/14 (144A)                272,955
1,000,000        TNK-BP Finance SA, 7.5%, 3/13/13 (144A)              1,077,500
                                                                     $1,612,962
                 Oil & Gas Refining & Marketing - 0.9 %
1,500,000        Premcor Refining Group, 6.125%, 05/01/11            $1,529,241
1,000,000        Sunoco, Inc., 6.75%, 4/1/11                          1,014,889
                                                                     $2,544,130
                 Oil & Gas Storage & Transportation - 0.4 %
250,000          NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)            $ 269,244
750,000          Williams Partners LP, 3.8%, 2/15/15                   786,698
                                                                     $1,055,942
                 Total Energy                                        $6,519,093
                 Materials - 0.4 %
                 Industrial Gases - 0.2 %
500,000          Airgas, Inc., 2.85%, 10/1/13                        $ 509,943
                 Specialty Chemicals - 0.2 %
536,000          Cytec Industries, Inc., 4.6%, 7/1/13                $ 564,032
                 Total Materials                                     $1,073,975
                 Capital Goods - 1.2 %
                 Industrial Conglomerates - 0.4 %
465,000          CARGILL Inc., 5.2%, 1/22/13 (144A)                  $ 501,052
500,000          Tyco Electronics Group SA, 6.0%, 10/1/12              536,303
                                                                     $1,037,355
                 Industrial Machinery - 0.2 %
500,000          Ingersoll-Rand Global Holding, 9.5%, 4/15/14        $ 611,826
                 Trading Companies & Distributors - 0.6 %
440,000          GATX Corp., 4.75%, 10/1/12                          $ 462,513
1,000,000        Glencore Funding LLC, 6.0%, 4/15/14 (144A)           1,049,367
                                                                     $1,511,880
                 Total Capital Goods                                 $3,161,061
                 Commercial Services & Supplies - 0.2 %
                 Environmental & Facilities Services - 0.1 %
306,000          Allied Waste North America, Inc., 5.75%, 02/15/11   $ 308,633
                 Office Services & Supplies - 0.1 %
350,000          Pitney Bowes, Inc., 4.625%, 10/01/12                $ 368,551
                 Total Commercial Services & Supplies                $ 677,184
                 Automobiles & Components - 0.6 %
                 Automobile Manufacturers - 0.6 %
500,000          Daimler Chrysler NA Holding Corp., 5.875%, 3/15/11  $ 507,446
1,000,000        Hyundai Motor Manufacturer, 4.5%,  4/15/15           1,040,830
100,000          Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)   105,687
                                                                     $1,653,963
                 Total Automobiles & Components                      $1,653,963
                 Consumer Durables & Apparel - 0.9 %
                 Home Furnishings - 0.1 %
252,000          Mohawk Industries, Inc., 6.5%, 1/15/11              $ 252,315
                 Household Appliances - 0.4 %
1,045,000        Whirlpool Corp., 5.5%, 3/1/13                       $1,115,568
                 Housewares & Specialties - 0.4 %
1,000,000        Fortune Brands, Inc., 3.0%, 6/1/12                  $1,020,434
                 Total Consumer Durables & Apparel                   $2,388,317
                 Media - 0.3 %
                 Broadcasting - 0.3 %
750,000          Discovery Communications LLC, 3.7%, 6/1/15 (b)      $ 789,341
                 Total Media                                         $ 789,341
                 Food Beverage & Tobacco - 0.9 %
                 Brewers - 0.4 %
1,000,000        Anheuser-Busch InBev Worldwide, 2.5%, 3/26/13 (b)   $1,027,065
                 Packaged Foods & Meats - 0.3 %
1,000,000        WM Wrigley Jr Co., 3.05%, 6/28/13                   $1,026,479
                 Soft Drinks - 0.2 %
500,000          PepsiCo, Inc., 5.15%, 5/15/12                       $ 530,643
                 Total Food Beverage & Tobacco                       $2,584,187
                 Health Care Equipment & Services - 0.7 %
                 Health Care Facilities - 0.1 %
300,000          Universal Health Services Inc., 6.75%, 11/15/11     $ 312,238
                 Health Care Services - 0.4 %
1,000,000        Express Scripts Inc., 5.25%, 6/15/12                $1,060,111
                 Managed Health Care - 0.2 %
500,000          Wellpoint Inc., 5.0%, 1/15/11                       $ 502,472
                 Total Health Care Equipment & Services              $1,874,821
                 Pharmaceuticals & Biotechnology - 1.6 %
                 Biotechnology - 0.5 %
900,000          Biogen Idec, Inc., 6.0%, 3/1/13                     $ 979,840
285,000          Genzyme Corp., 3.625%, 6/15/15                        299,159
                                                                     $1,278,999
                 Life Sciences Tools & Services - 0.9 %
500,000          Agilent Technologies, Inc., 2.5%, 7/15/13           $ 508,720
620,000          Agilent Technologies, Inc., 5.5%, 9/14/15             690,275
750,000          Life Technologies Co., 3.375%, 3/1/13                 769,842
475,000          Thermo Fisher Scientific, Inc., 2.15%, 12/28/12       483,108
                                                                     $2,451,945
                 Pharmaceuticals - 0.2 %
500,000          Abbott Laboratories, 5.15%, 11/30/12                $ 543,200
                 Total Pharmaceuticals & Biotechnology               $4,274,144
                 Banks - 3.9 %
                 Diversified Banks - 2.9 %
250,000    0.00  Alfa Div Pymt Rights Fin, Floating Rate Note, 12/15/$ 237,629
1,500,000        Barclays Bank PLC, 2.5%, 1/23/13                     1,526,616
1,000,000  0.00  HSBC Bank PLC, Floating Rate Note, 8/12/13 (144A)     998,893
2,000,000        International Bank for Reconst, 1.25%, 6/15/12       2,008,304
1,000,000  0.00  Santander US Debt SA, Floating Rate Note, 3/30/12 (1  987,600
500,000          Santander US Debt SA Unipersonal, 2.485%, 1/18/13     492,168
500,000          Standard Chartered PLC, 3.85%, 4/27/15 (144A)         518,787
820,000          Wachovia Corp., 5.25%, 8/1/14                         882,436
250,000          Wells Fargo Co., 4.375%, 1/31/13                      265,857
                                                                     $7,918,290
                 Regional Banks - 1.0 %
300,000          American Express Bank FSB, 5.5%, 4/16/13            $ 324,119
500,000          BB&T Corp., 5.7%, 4/30/14                             556,141
500,000          KeyBank NA, 5.5%, 9/17/12                             529,607
275,000          KeyBank NA, 5.8%, 7/1/14                              299,105
500,000          KeyCorp, 3.75%, 8/13/15                               509,583
215,000          Keycorp, 6.5%, 5/14/13                                235,000
275,000    8.25  PNC Financial Services Group, Floating Rate Note, 5/  290,393
                                                                     $2,743,948
                 Total Banks                                         $10,662,238
                 Diversified Financials - 6.9 %
                 Asset Management & Custody Banks - 0.1 %
300,000          Franklin Resources, 3.125.%, 5/20/15                $ 312,609
                 Consumer Finance - 1.3 %
476,000          American Express Credit Corp., Floating Rate Note, 2$ 473,792
380,000          American Honda Finance Corp., 6.7%, 10/1/2013 (144A)  433,834
500,000          American Honda Finance Corp., 2.375%, 3/18/13         510,450
900,000          American Honda Finance Corp., 5.125%, 12/15/10        901,368
1,000,000        Capital One Financial Corp., 4.8%, 2/21/12           1,036,307
100,000          John Deere Capital Corp., 2.875%, 6/19/12             103,617
                                                                     $3,459,368
                 Diversified Finance Services - 3.9 %
500,000          American Express Travel, 5.25%, 11/21/11            $ 516,852
500,000          Bank of America Corp., 3.7%, 9/1/15 (b)               493,638
250,000    0.00  Caelus Re II Ltd., Floating Rate Note, 5/24/13        252,925
1,000,000        Citigroup Inc., 5.0%, 9/15/14                        1,028,553
250,000    2.90  Citigroup Inc., Floating Rate Note, 3/16/12           247,404
500,000          Crown Castle Towers LLC, 3.214%, 8/15/15 (144A)       498,934
1,000,000        GATX  Corp., 5.5%, 2/15/12                           1,039,317
800,000          General Electric Cap Corp., 4.0%, 2/15/12             823,753
1,000,000        General Electric Capital Corp., 1.101%, 12/20/13      980,172
1,000,000        General Electric Capital Corp., 5.5%, 11/15/11       1,017,022
50,000           General Electric Capital Corp., 5.5%, 4/28/11         51,026
500,000    0.00  JP Morgan Chase & Co., Floating Rate Note, 2/26/13    501,462
2,000,000        JPMorgan Chase & Co., 1.65%, 2/23/11                 2,006,412
100,000          JPMorgan Chase & Co., 3.125%, 12/1/11                 102,704
250,000          Lodestone Re Ltd., 0.0%, 05/17/13 (144A)              251,100
484,054          Power Receivables Finance, LLC, 6.29%, 1/1/12 (144A)  484,238
250,000    0.00  Residential Reinsurance 2010 Ltd., Floating Rate Not  250,250
250,000          Residential Reinsurance 2010 Ltd., 0.0%, 6/6/13       250,000
                                                                     $10,795,762
                 Investment Banking & Brokerage - 1.4 %
340,000          Goldman Sachs Group, Inc., 3.7%, 8/1/15             $ 347,344
500,000          Merrill Lynch & Co., 5.45%, 2/5/13                    526,337
1,000,000        Morgan Stanley Co., 4.0%, 9/22/20                     987,441
500,000    5.00  Morgan Stanley Co., 5.0%, 8/31/25 STEP                505,287
800,000          Morgan Stanley Co., Floating Rate Note, 5/14/13       825,462
500,000          TD Ameritrade Holdings, 2.95%, 12/1/12                512,677
                                                                     $3,704,548
                 Specialized Finance - 0.2 %
500,000          National Rural Utilities, 5.4%, 10/15/13            $ 548,811
                 Total Diversified Financials                        $18,821,098
                 Insurance - 1.8 %
                 Life & Health Insurance - 0.7 %
500,000          Jefferson-Pilot Corp., 4.75%, 1/30/14               $ 527,070
250,000          Lincoln National Corp., 4.3%, 6/15/15                 262,710
500,000          Principal Financial Group Inc., 7.875%, 5/15/14       582,979
500,000          Prudential Financial, Inc., 5.1%, 9/20/14             547,524
                                                                     $1,920,283
                 Multi-Line Insurance - 0.6 %
50,000           Allstate Life Global, 5.375%, 4/30/13               $ 54,787
610,000          Hartford Financial S, 5.25%, 10/15/11                 629,618
410,000          Liberty Mutual Group, 7.3%, 6/15/14 (144A)            452,343
500,000          Metropolitan Life Global Funding, 2.875%, 9/17/12     513,856
                                                                     $1,650,604
                 Reinsurance - 0.5 %
500,000    7.19  Blue Fin Ltd., Floating Rate Note, 4/10/12          $ 482,550
250,000    0.00  Foundation Re III Ltd.. Floating Rate Note, 2/3/14 C  250,300
250,000   12.03  Globecat Ltd Cat Bond. Floating Rate Note, 1/2/13 (1  239,950
250,000    0.00  Mystic Re Ltd., Floating Rate Note, 6/7/11            261,300
                                                                     $1,234,100
                 Total Insurance                                     $4,804,987
                 Real Estate - 1.5 %
                 Diversified Real Estate Activities - 0.1 %
350,000          Westfield Group, 5.4%, 10/1/12                      $ 372,801
                 Diversified Real Estate Investment Trusts - 0.4 %
685,000          Dexus Finance Pty Ltd., 7.125%, 10/15/14            $ 769,735
350,000          Digital Realty Trust, 4.5%, 7/15/15 (144A)            359,436
                                                                     $1,129,171
                 Office Real Estate Investment Trust - 0.2 %
385,000          Mack-Cali Realty LP, 5.125%, 2/15/14                $ 407,484
                 Retail Real Estate Investment Trusts - 0.5 %
500,000          Developers Diversified Realty, 5.375%, 10/15/12     $ 514,856
773,000          Simon Property Group LP, 5.0%, 3/1/12                 796,755
                                                                     $1,311,611
                 Specialized Real Estate Investment Trusts - 0.3 %
780,000          Hospitality Properties Trust, 7.875%, 8/15/14       $ 875,580
                 Total Real Estate                                   $4,096,647
                 Software & Services - 0.2 %
                 Internet Software & Services - 0.2 %
550,000          GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)       $ 569,001
                 Total Software & Services                           $ 569,001
                 Technology Hardware & Equipment - 0.4 %
                 Communications Equipment - 0.0 %
50,000           CISCO Systems, Inc., 5.25%, 2/22/11                 $ 50,533
                 Office Electronics - 0.4 %
500,000          Xerox Corp., 5.5%, 5/15/12                          $ 528,495
500,000          Xerox Corp., 6.875%, 8/15/11                          520,029
                                                                     $1,048,524
                 Total Technology Hardware & Equipment               $1,099,057
                 Semiconductors - 0.3 %
                 Semiconductors - 0.3 %
750,000          Maxim Integrated Products, 3.45%, 6/14/13           $ 770,640
                 Total                                               $ 770,640
                 Telecommunication Services - 0.3 %
                 Integrated Telecommunication Services - 0.2 %
750,000          Telecom Italia Capital SA, 4.95%, 9/30/14           $ 784,122
                 Total Telecommunication Services                    $ 784,122
                 Utilities - 0.9 %
                 Electric Utilities - 0.9 %
1,000,000        FPL Group Capital, Inc., 2.55%, 11/15/13            $1,030,097
1,000,000        Iberdrola Finance Ireland Ltd., 3.8%, 9/11/14 (144A)  997,760
500,000          Midamerican Energy Holdings Co., 5.95%, 5/15/37       516,286
                                                                     $2,544,143
                 Total Utilities                                     $2,544,143
                 TOTAL CORPORATE BONDS
                 (Cost  $66,704,216)                                 $69,148,019
                 U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.1 %
                 Government - 35.1 %
428,907          Fannie Mae Benchmark Remic, 5.45%, 12/25/20         $ 467,939
435,000          Fannie Mae Grantor Trust, 5.503%, 9/25/11             449,773
1,586,779  0.00  Fannie Mae Grantor Trust, Floating Rate Note, 7/25/4 1,670,760
5,080,714  0.00  Fannie Mae Grantor, Floating Rate Note, 10/25/40     5,288,982
254,107          Fannie Mae REMICS, 5.69%, 1/25/32                     268,712
1,582,758  0.00  Fannie Mae Whole Loan, Floating Rate Note, 7/25/42   1,681,959
376,069          Fannie Mae, 6.0%, 6/25/29                             416,534
97,864           Federal Home Loan Bank, 4.84%, 1/25/12                102,153
184,873          Federal Home Loan Mortgage Association, 5.0%, 6/25/2  187,603
617              Federal Home Loan Mortgage Association, 6.0%, 4/25/3    629
375,079          Federal Home Loan Mortgage Corp., 4.5%, 9/1/12        387,993
41,419           Federal Home Loan Mortgage Corp., 7.652%, 4/1/25      43,495
324,106          Federal Home Loan Mortgage Corp., 5.0%, 2/1/21        345,790
156,995          Federal Home Loan Mortgage Corp., 5.0%, 9/1/11        161,414
315,726          Federal Home Loan Mortgage Corp., 5.505%, 12/1/31     323,110
10,496           Federal Home Loan Mortgage Corp., 5.79%, 11/1/31      10,929
133,624          Federal Home Loan Mortgage Corp., 6.064%, 11/1/40     135,897
775,945          Federal Home Loan Mortgage Corp., 6.134%, 10/1/31     780,638
13,630           Federal Home Loan Mortgage Corp., 6.303%, 7/1/18      14,288
640,716          Federal Home Loan Mortgage Corp., 6.44%, 10/1/36      681,270
2,021            Federal Home Loan Mortgage Corp., 6.5%, 3/1/11         2,046
14,093           Federal Home Loan Mortgage Corp., 6.5%, 6/1/17        15,492
54,713           Federal Home Loan Mortgage Corp., 6.5%, 7/1/16        59,159
7,224            Federal Home Loan Mortgage Corp., 6.533%, 11/1/25      7,541
3,707            Federal Home Loan Mortgage Corp., 6.571%, 4/1/29       3,869
4,035            Federal Home Loan Mortgage Corp., 6.837%, 4/1/28       4,235
10,293           Federal Home Loan Mortgage Corp., 6.985%, 5/1/25      10,758
4,715            Federal Home Loan Mortgage Corp., 7.035%, 4/1/29       4,749
5,587            Federal Home Loan Mortgage Corp., 7.142%, 1/1/28       5,864
182,287          Federal Home Loan Mortgage Corp., 7.245%, 8/1/31      183,112
1,726            Federal Home Loan Mortgage Corp., 7.25%, 8/1/31        1,732
221,346          Federal Home Loan Mortgage Corp., 7.3%, 10/1/32       230,795
116,044          Federal Home Loan Mortgage Corp., 7.393%, 11/1/24     116,083
23,107           Federal Home Loan Mortgage Corp., 7.484%, 2/1/27      24,323
74,100           Federal Home Loan Mortgage Corp., 7.680%, 1/1/25      74,203
2,435            Federal Home Loan Mortgage Corp., 7.936%, 2/1/33       2,556
232,047          Federal National Mortgage Association, 5.0%, 7/1/15   241,951
117,672          Federal National Mortgage Association, 5.469%, 7/1/3  124,094
4,125            Federal National Mortgage Association, 5.5%, 1/1/12    4,186
386,792          Federal National Mortgage Association, 5.5%, 12/1/35  417,477
310,780          Federal National Mortgage Association, 5.5%, 4/25/30  315,612
1,800,926        Federal National Mortgage Association, 6.0%, 1/1/39  1,961,304
235,088          Federal National Mortgage Association, 6.0%, 2/1/34   259,256
228,517          Federal National Mortgage Association, 6.0%, 4/1/38   248,867
526,711          Federal National Mortgage Association, 6.339%, 12/1/  550,296
568,664          Federal National Mortgage Association, 6.5%, 4/1/29   654,523
14,271           Federal National Mortgage Association, 6.5%, 6/1/14   15,600
184,390          Federal National Mortgage Association, 6.5%, 6/1/15   194,821
16,375           Federal National Mortgage Association, 6.5%, 6/1/16   17,921
22,273           Federal National Mortgage Association, 6.5%, 7/1/32   25,171
2,126            Federal National Mortgage Association, 6.5%, 8/1/13    2,324
4,980            Federal National Mortgage Association, 6.5%, 8/1/14    5,444
65,910           Federal National Mortgage Association, 6.5%, 8/1/17   72,339
198,295          Federal National Mortgage Association, 7.0%, 1/1/36   225,158
392,325          Federal National Mortgage Association, 7.0%, 10/1/19  445,400
50,690           Federal National Mortgage Association, 7.0%, 5/1/12   51,512
213,035          Federal National Mortgage Association, 7.0%, 7/1/17   235,206
178,650          Federal National Mortgage Association, 7.0%, 8/1/14   189,563
94,493           Federal National Mortgage Association, 7.243%, 12/1/  99,031
101,907          Federal National Mortgage Association, 7.405%, 10/1/  105,962
246,153          Federal National Mortgage Association, 7.586%, 10/1/  256,203
99,730           Federal National Mortgage Association, 8.0%, 4/1/14   107,036
11,721           Federal National Mortgage Association, 7.0%, 7/1/12   12,197
1,106,152        Freddie Mac Gold Pool, 4.5%,  7/1/19                 1,175,506
1,685,707        Freddie Mac Gold Pool, 4.0%, 5/1/24                  1,750,871
1,098,175        Freddie Mac Gold Pool, 4.5%, 7/1/19                  1,167,028
994,185          Freddie Mac Gold Pool, 4.5%, 7/1/19                  1,056,518
365,512          Freddie Mac Gold Pool, 5.5%, 8/1/23                   396,274
1,059,796        Ginnie Mae II pool, 4.0%, 4/20/35                    1,089,928
585,001          Ginnie Mae II pool, 6.0%, 11/20/22                    636,235
1,329,706        Ginnie Mae II pool, 6.0%, 10/20/21                   1,445,070
529,312          Ginnie Mae II pool, 6.0%, 4/20/22                     578,133
531,335          Ginnie Mae II pool, 6.0%, 8/20/19                     576,293
17,964,010       Government National, 1.524, 2/16/52                  1,209,071
2,473,325        Government National, 2.351%  6/16/50                 2,506,546
330,267          Government National, 3.084%, 4/16/22                  334,066
350,000          Government National, 4.549%, 6/16/28                  373,984
684,524          Government National, 6.269% 10/16/27                  711,413
1,000,000        Government National Mortgage Association, 3.025%, 2/ 1,038,509
120,599          Government National Mortgage Association, 4.009%, 5/  127,534
1,873,060  0.00  Government National Mortgage Association, Floating R 2,044,414
17,330,99  0.00  Government National Mortgage Association, Floating R  830,007
375,056    0.00  Government National Mortgage Association, Floating R  381,139
4,840,181        Government National Mortgage Association, 1.35404%,   297,438
3,500,000        Government National Mortgage Association, 1.762244%,  289,179
705,764          Government National Mortgage Association, 6.0%, 11/1  779,786
164,953          Government National Mortgage Association, 6.0%, 12/1  183,748
868,153          Government National Mortgage Association, 6.0%, 3/15  950,112
24,803           Government National Mortgage Association, 6.0%, 5/20  26,216
129,865          Government National Mortgage Association, 6.5%, 10/1  146,240
83,779           Government National Mortgage Association, 6.5%, 5/15  96,071
20,322           Government National Mortgage Association, 6.5%, 7/15  23,135
21,965           Government National Mortgage Association, 7.0%, 11/1  23,396
220,582          Government National Mortgage Association, 7.5%, 10/1  250,182
53,219           Government National Mortgage Association, 7.5%, 6/15  57,799
1,017            Government National Mortgage Association, 7.50%, 8/1   1,021
2,000,000        United States Treasury Notes, 1.75%, 9/15/12         2,045,078
5,000,000        United States Treasury Notes, 1.875%, 6/15/12        5,114,060
13,500,000       United States Treasury Notes, 2.5%  4/30/15          14,229,837
5,000,000        United States Treasury Notes, 0.875%,  5/31/11       5,016,210
16,000,000       United States Treasury Notes, 1.0%, 7/31/11          16,080,000
5,000,000        United States Treasury Notes, 1.5%, 7/15/12          5,090,625
1,000,000        United States Treasury Notes, 0.5%, 11/15/13          994,062
1,000,000        United States Treasury Notes, 1.25%, 10/31/15         991,250
1,000,000        United States Treasury Notes, 1.0%, 10/31/11         1,006,367
2,000,000        United States Treasury Notes, 1.375%, 9/15/12        2,033,204
                                                                     $96,158,394
                 Total Government                                    $96,158,394
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost  $92,877,226)                                 $96,158,394
                 FOREIGN GOVERNMENT BOND - 0.1 %
                 Banks - 0.1 %
                 Diversified Banks - 0.1 %
250,000          Korea Development Bank, 5.3%, 1/17/13               $ 265,703
                 Total Banks                                         $ 265,703
                 TOTAL FOREIGN GOVERNMENT BOND
                 (Cost  $294,642)                                    $ 265,703
                 MUNICIPAL BONDS - 0.5 %
                 Government - 0.5 %
                 Muni  General - 0.5 %
500,000          OH INFRA-TXB-2-BABS, 3.0%, 6/15/15                  $ 511,725
760,000          State of Illinois, 3.321%, 1/1/13                     774,615
                                                                     $1,286,340
                 Total Government                                    $1,286,340
                 TOTAL MUNICIPAL BONDS
                 (Cost  $1,269,086)                                  $1,286,340
                 SENIOR FLOATING RATE LOAN INTERESTS - 1.8 %
                 Materials - 0.3 %
                 Metal & Glass Containers - 0.2 %
228,000    5.52  BWAY Holding Co., L+3.75%, 3/28/17                  $ 229,853
153,008    6.75  Graham Packaging Co., L+4.25%, 4/5/14                 154,538
21,375     5.56  ICL Industrial Containers, L+3.75%, 6/16/17           21,549
                                                                     $ 405,940
                 Paper Packaging - 0.1 %
30,000     6.00  Graham Packaging Co., LP, L+4.25%, 9/9/16           $ 30,344
258,511    3.04  Graphic Packaging International, Inc., L+2.75%, 5/16  257,283
                                                                     $ 287,627
                 Total Materials                                     $ 693,567
                 Capital Goods - 0.1 %
                 Aerospace & Defense - 0.1 %
349,125    4.50  Triumph Group Inc., L+3.0%, 6/16/16                 $ 351,635
                 Total Capital Goods                                 $ 351,635
                 Commercial Services & Supplies - 0.1 %
                 Environmental & Facilities Services - 0.0 %
194,472    2.26  Synagro Technologies, Inc., L+2.00%, 4/2/14         $ 173,080
                 Total Commercial Services & Supplies                $ 173,080
                 Automobiles & Components - 0.1 %
                 Automobile Manufacturers - 0.0 %
250,000    3.03  Ford Motor Co., L +2.75%, 12/15/13                  $ 247,735
                 Total Automobiles & Components                      $ 247,735
                 Media - 0.2 %
                 Movies & Entertainment - 0.2 %
464,999    5.25  Christie/AIX Inc., L+3.5%, 4/29/16                  $ 460,349
199,000    4.50  Live Nation Entertainment, L+3.0%, 10/20/16           198,833
                                                                     $ 659,182
                 Total Media                                         $ 659,182
                 Retailing - 0.1 %
                 Automotive Retail - 0.1 %
250,000    6.00  Autotrader Com, Inc., L+4.5%, 6/14/16               $ 251,406
                 Total Retailing                                     $ 251,406
                 Food Beverage & Tobacco - 0.2 %
                 Packaged Foods & Meats - 0.1 %
500,000    6.50  Reynolds Group Holdings Ltd., L+4.75%, 3/16/16 DD   $ 504,652
                 Total Food Beverage & Tobacco                       $ 504,652
                 Health Care Equipment & Services - 0.3 %
                 Health Care Facilities - 0.1 %
18,633     2.55  *UN CHS/Community Health DD, L+2.25%, 7/25/14       $ 18,242
362,483    2.55  CHS/Community Health Sys, Inc., L+2.25%, 7/25/14      354,871
                                                                     $ 373,113
                 Health Care Services - 0.1 %
226,513    6.00  RehabCare Group, Inc., L+4.0%, 11/1/15              $ 227,986
                 Health Care Supplies - 0.1 %
197,691    3.53  Bausch & Lomb, Inc., L+3.25%, 4/24/15               $ 194,770
47,940     3.51  Bausch & Lomb, Inc., L+3.25%, 4/24/15 Delayed Draw    47,232
                                                                     $ 242,002
                 Total Health Care Equipment & Services              $ 843,101
                 Diversified Financials - 0.1 %
                 Investment Banking & Brokerage - 0.0 %
149,250    5.25  LPL Holdings, Inc., L+3.75%, 6/28/17                $ 151,116
                 Total Diversified Financials                        $ 151,116
                 Software & Services - 0.2 %
                 Data Processing & Outsourced Services - 0.1 %
250,000    5.25  Fidelity National Inc., L+3.75%, 7/18/16            $ 253,102
                 IT Consulting & Other Services - 0.1 %
388,889    2.00  Sungard Data Systems, Inc., L+1.75%,  2/28/14       $ 380,137
                 Total Software & Services                           $ 633,239
                 Telecommunication Services - 0.2 %
                 Integrated Telecommunication Services - 0.1 %
39,946     3.26  Telesat Canada, Inc., DD L+3.0%, 10/31/14           $ 39,746
465,044    3.26  Telesat Canada, Inc., L+3.0%, 10/31/14                462,719
                                                                     $ 502,465
                 Total Telecommunication Services                    $ 502,465
                 TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                 (Cost  $4,922,842)                                  $5,011,178

                 TEMPORARY CASH INVESTMENTS - 2.7 %
                 Repurchase Agreements - 2.7 %
1,835,000        BNP Paribas SA, 0.24%, dated 11/30/10, repurchase price of
$1,835,500 plus accrued
                 interest on 12/1/10 collateralized by the following:
                 $1,438,267 Federal National Mortgage Association (ARM), 2.037%
- 5.849%, 11/1/34 - 4/1/38
                 $433,433 Federal Home Loan Mortgage Corp., 5.512% - $1,835,000
1,835,000        Deutsche Bank AG, 0.24%, dated 11/30/10, repurchase
                 plus accrued interest on 12/1/10 collateralized by $1,871,700
Feddie Mac Giant
                 5.5%, 12/1/39                                        1,835,000
1,835,000        JPMorgan, Inc., 0.21%, dated 11/30/10, repurchase pr
                 plus accrued interest on 12/1/10 collateralized by the
following:
                 $1,871,730 U.S. Treasury Notes, 0.5%, 10/15/13       1,835,000
1,835,000        SG Americas Securities LLC, 0.25%, dated 11/30/10, r
                 plus accrued interest on 12/1/10 collateralized by the
following:
                 $1,871,700 Federal National Mortgage Association, 4.01,835,000
                                                                     $7,340,000
                 Total Repurchase Agreements
                 (Cost  $7,340,000)                                  $7,340,000
Principal                                                               Value
Amount ($)       Securities Lending Collateral  - 0.3 % (c)
                 Certificates of Deposit:
24,235           Bank of Nova Scotia, 0.37%, 9/29/11                 $ 24,235
16,965           BBVA Group NY, 0.61%, 7/26/11                         16,965
12,118           BNP Paribas Bank NY, 0.29%, 2/8/11                    12,118
12,118           BNP Paribas Bank NY, 0.3%, 1/20/11                    12,118
24,235           Canadian Imperial Bank of Commerce NY, 0.29%, 4/27/11 24,235
24,235           Nordea New York, 0.5%, 12/10/10                       24,235
24,235           RoboBank Netherland NV NY, 0.31%, 8/8/11              24,235
24,235           Royal Bank of Canada NY, 0.25%, 1/21/11               24,235
12,118           SocGen NY,  0.26%, 12/10/10                           12,118
12,118           SocGen NY,  0.30%, 2/10/11                            12,118
                                                                     $ 186,612

                 Commercial Paper:
14,541           American Honda Finance, 0.28%, 5/4/11               $ 14,541
9,736            American Honda Finance, 1.04%, 6/20/11                 9,736
8,907            Australia & New Zealand Banking Group, 0.89%, 8/4/11   8,907
24,705           Caterpillar Financial Services Corp., 1.04%, 6/24/11  24,705
26,659           CBA, 0.31%, 1/3/11                                    26,659
16,963           CHARFD, 0.31%, 12/14/10                               16,963
7,267            CHARFD, 0.26%, 2/28/11                                 7,267
14,541           CLIPPR, 0.28%, 12/1/10                                14,541
12,112           FAIRPP, 0.27%, 2/2/11                                 12,112
9,694            FASCO, 0.27%, 12/1/10                                  9,694
24,237           Federal Home Loan Bank, 0.38%, 6/1/11                 24,237
12,117           GE Corp., 0.34%, 1/26/11                              12,117
2,422            General Electric Capital Corp., 0.33%, 6/6/11          2,422
9,694            OLDLLC, 0.27%, 12/1/10                                 9,694
13,282           OLDLLC, 0.27%, 12/2/10                                13,282
24,217           SEB, 0.39%, 2/7/11                                    24,217
12,113           SOCNAM, 0.29%, 1/14/11                                12,113
12,117           SRP, 0.27%, 12/6/10                                   12,117
18,186           STRAIT, 0.25%, 12/8/10                                18,186
24,224           STRAIT, 0.25%, 2/2/11                                 24,224
12,114           TBLLC, 0.27%, 1/10/11                                 12,114
12,117           TBLLC, 0.27%, 12/2/10                                 12,117
12,112           TBLLC, 0.27%, 2/2/11                                  12,112
24,235           Toyota Motor Credit Corp., 0.45%, 9/8/11              24,235
14,768           VARFUN, 0.27%, 1/20/11                                14,768
9,689            VARFUN, 0.26%, 2/14/11                                 9,689
14,541           Wachovia, 0.38%, 3/22/11                              14,541
9,701            Wachovia, 0.34%, 10/15/11                              9,701
24,233           Westpac, 0.31%, 7/29/11                               24,233
                                                                     $431,244

                 Tri-party Repurchase Agreements:
45,611           Barclays Capital Markets,  0.23%, 12/1/10           $ 45,611
48,470           Deutsche Bank Securities, Inc., 0.24%, 12/1/10        48,470
48,470           HSBC Bank USA NA, 0.23% 12/1/10                       48,470
48,470           RBS Securities, Inc., 0.25%, 12/1/10                  48,470
                                                                     $191,021
Shares           Money Market Mutual Funds:
24,235           Dreyfus Preferred Money Market Fund                 $ 24,235
24,235           Fidelity Prime Money Market Fund                      24,235
                                                                     $ 48,470
                 Total Securities Lending Collateral
                 (Cost  $857,347)                                   $ 857,347
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost  $8,197,347)                                $8,197,347
                 TOTAL INVESTMENT IN SECURITIES - 99.7%
                 (Cost  $271,449,333) (a)                       $272,774,715
                 OTHER ASSETS AND LIABILITIES - 0.3%                $ 903,362
                 TOTAL NET ASSETS - 100.0%                      $273,678,077


(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At November 30, 2010, the value of these securities amounted to $13,170,143 or 4.8% of total net assets.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest rates that are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
                 Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.


(a) At November 30, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $271,755,887 was as follows:

                 Aggregate gross unrealized gain for all investments in which
                 there is an excess of value over tax cost         $6,609,707

                 Aggregate gross unrealized loss for all investments in which
                 there is an excess of tax cost over value        (5,590,879)

                 Net unrealized loss                               $1,018,828

(b) At November 30, 2010, the following securities were out on loan:

Principal
Amount                       Security                         Value
123,000          Anheuser-Busch InBev Worldwide, 2.5%, 3/26/13       $ 126,328
495,000          Bank of America Corp., 3.7%, 9/1/15                   488,703
108,000          Discovery Communications LLC, 3.7%, 6/1/15            115,629
100,000          Iberdrola Finance Ireland Ltd., 3.8%, 9/11/14 (144A)  100,610
                 Total                                               $ 831,270

(c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

(d)              Debt obligation with a variable interest rate.
                 Rate shown is rate at end of period.

(e)              Security is in default and is non-income producing.

                 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
                 Highest priority is given to Level 1 inputs and lowest
                     priority is given to Level 3.
                 Level 1 - quoted prices in active markets for identical
                    securities
                 Level 2 - other significant observable inputs (including
                     quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                 Level 3 - significant unobservable inputs (including the
                     Fund's own assumptions in determining fair value of investments)
              The following is a summary of the inputs used as of November
                 30, 2010, in valuing the Fund's assets:
                               Level 1   Level 2  Level 3  Total

Convertible Corp bonds          $0     $260,650    $0        $260,650
Asset Backed Securities          0   37,927,662     0      37,927,662
Collateralized Mort oblig        0   54,176,375  343,047   54,519,422
Corporate Bonds                  0   69,148,019     0      69,148,019
U.S. Government Agency oblig     0   96,158,394     0      96,158,394
Foreign Government bonds         0      265,703     0         265,703
Municipal Bonds                  0    1,286,340     0       1,286,340
Senior Floating Rate Loan        0    5,011,178     0       5,011,178
Temporary Cash Investments       0    8,148,877     0       8,148,877
Money Market Mutual funds    48,470       0         0          48,470
Total                       $48,470 $272,383,198 $343,047 $272,774,715
Other Financial Instruments     $0   ($6,487)      $0          $0
* Other financial instruments Include foreign exchange contracts.

                 Following is a reconciliation of assets using significant unobservable inputs (Level 3):
                                                         Collateralized
							    Mortgage
							   Obligations
Balance as of 8/31/10                                     $400,174
Realized gain (loss)                                             0
Change in unrealized appreciation (depreciation)                 0
Net purchases (sales)                                      (74,208)
Transfers in and out of Level 3                             17,081
Balance as of 11/30/10                                    $343,047



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 28, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 28, 2011



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date January 28, 2011

* Print the name and title of each signing officer under his or her signature.